Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation
S-K
of the Exchange Act (“Item 402(v)”), we are providing the following pay versus performance disclosure. It does not necessarily reflect value actually realized by our named executive officers or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. The following tables and related disclosures provide information about (i) the total compensation of our principal executive officers (each, a “PEO” and together the “PEOs”) and our non-PEO
named executive officers (collectively, the “Other NEOs”) as presented in the
Summary Compensation Table
above, (ii) the “compensation actually paid” (“CAP”) to our PEOs and our Other NEOs, as calculated pursuant to Item 402(v), (iii) our cumulative total shareholder return (“TSR”), (iv) our net loss, and (v) the relationship of the CAP to each of TSR and net loss.

Fiscal Year	Summary Compensation Table Total for PEO Tara Comonte (1) ($)	Summary Compensation Table Total for PEO Sima Sistani (2) ($)	Summary Compensation Table Total for PEO Mindy Grossman (3) ($)	Compensation Actually Paid to PEO Tara Comonte (1)(4) (8) ($)	Compensation Actually Paid to PEO Sima Sistani (2) (5) (8) ($)	Compensation Actually Paid to PEO Mindy Grossman (3)(8) ($)	Average Summary Compensation Table Total for Other NEOs (6) ($)	Average Compensation Actually Paid to Other NEOs (6) (7) (8) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (9) ($)	Net Loss ($ in millions)

2024	$994,487	$3,475,350	—	$1,233,162	($6,962,509)	—	$1,129,990	$687,563	$ 7.93	($345.70)
2023	—	$8,873,418	—	—	$12,526,695	—	$1,401,050	$1,467,231	$54.23	($112.26)
2022	—	$11,418,410	$1,630,551	—	$3,856,790	$1,217,397	$1,090,448	$209,927	$23.93	($256.87)

(1)	Ms. Comonte commenced serving as our PEO on September 27, 2024.

(2)
Ms. Sistani served as our PEO for the portion of fiscal 2022 following her appointment on March 21, 2022, for the entirety of fiscal 2023, and for the portion of fiscal 2024 preceding Ms. Comonte’s appointment.

(3)	Ms. Grossman served as our PEO for the portion of fiscal 2022 preceding Ms. Sistani’s appointment.

(4)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Comonte in the
Summary Compensation Table
above for fiscal 2024. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Comonte during fiscal 2024.

Description	Fiscal 2024 ($)
Reported Summary Compensation Total	$ 994,487
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Reported Stock and Option Awards Deduction	$ 546,183
Stock and Option Awards Adjustment (a)	$ 784,858
Compensation Actually Paid	$ 1,233,162

(a)	For fiscal 2024, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2024	$383,831	—	$401,027	—	—	—	$784,858

(5)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Sistani in the
Summary Compensation Table
above for fiscal 2024. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Sistani during fiscal 2024.

Description	Fiscal 2024 ($)
Reported Summary Compensation Total	$3,475,350
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Reported Stock and Option Awards Deduction	$1,061,575
Stock and Option Awards Adjustment (a)	($9,376,284)
Compensation Actually Paid	($6,962,509)

(a)	For fiscal 2024, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2024	—	—	—	($3,083,136)	($6,293,148)	—	($9,376,284)

(6)	The dollar amounts reported in this column represent the average of the total amounts reported for our Other NEOs for each corresponding fiscal year as follows:

•	Fiscal 2024: Donna Boyer; Jacqueline Cooke; and Heather Stark.

•	Fiscal 2023: Heather Stark; Pierre-Olivier Latour; Amanda Tolleson; Michael Colosi; and Michael Lysaght.

•	Fiscal 2022: Heather Stark; Amy O’Keefe; Michael F. Colosi; Michael Lysaght; Amanda Tolleson; and Nicholas P. Hotchkin.

(7)
In accordance with the requirements of Item 402(v)(2)(iii), when calculating the “average compensation actually paid” for our Other NEOs the following adjustments were made to the amounts reported in the
Summary Compensation Table
above for fiscal 2024. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our Other NEOs as a group during fiscal 2024.

Description	Fiscal 2024 ($)
Average Reported Summary Compensation Total	$1,129,990
Average Change in Pension Value Deduction	—
Average Pension Service Cost Addition	—
Average Prior Pension Service Cost Addition	—
Average Reported Stock and Option Awards Deduction	$285,030
Average Stock and Option Awards Adjustment (a)	($157,397)
Average Compensation Actually Paid to Other NEOs	$687,563

(a)	For fiscal 2024, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2024	$159,097	—	—	($67,898)	($248,596)	—	($157,397)

(8)	When calculating amounts of “compensation actually paid” for purposes of this table:

•
The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 12 to our consolidated financial statements for the fiscal year ended December 28, 2024 included in the Company’s Annual Report on Form
10-K
filed with the SEC on February 28, 2025. The assumptions used were not materially changed from those described in Note 12 but were updated at each valuation date to reflect the then-current value of each variable.

•
The fair value of PSU awards was estimated at each valuation date based on TSR and were evaluated using a grant date fair value determined by using the Monte Carlo Simulation model on the relevant valuation date and adjusted to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.

•
The fair value of RSU and DSU awards was estimated at each valuation date using the closing price of our Common Stock on the relevant valuation date or, if the market was closed on such date, the last trading day that immediately preceded the relevant valuation date.

(9)
Total shareholder return as calculated is based on a fixed investment of $100 measured from the market close on December 31, 2021 (the last trading day of fiscal 2021) through and including the end of the fiscal year for each year reported in the table as required by Item 402(v) and that all dividends, as applicable, were reinvested.

Named Executive Officers, Footnote
(6)	The dollar amounts reported in this column represent the average of the total amounts reported for our Other NEOs for each corresponding fiscal year as follows:

•	Fiscal 2024: Donna Boyer; Jacqueline Cooke; and Heather Stark.

•	Fiscal 2023: Heather Stark; Pierre-Olivier Latour; Amanda Tolleson; Michael Colosi; and Michael Lysaght.

•	Fiscal 2022: Heather Stark; Amy O’Keefe; Michael F. Colosi; Michael Lysaght; Amanda Tolleson; and Nicholas P. Hotchkin.

Adjustment To PEO Compensation, Footnote
(4)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Comonte in the
Summary Compensation Table
above for fiscal 2024. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Comonte during fiscal 2024.

Description	Fiscal 2024 ($)
Reported Summary Compensation Total	$ 994,487
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Reported Stock and Option Awards Deduction	$ 546,183
Stock and Option Awards Adjustment (a)	$ 784,858
Compensation Actually Paid	$ 1,233,162

(a)	For fiscal 2024, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2024	$383,831	—	$401,027	—	—	—	$784,858

(5)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Sistani in the
Summary Compensation Table
above for fiscal 2024. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Sistani during fiscal 2024.

Description	Fiscal 2024 ($)
Reported Summary Compensation Total	$3,475,350
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Reported Stock and Option Awards Deduction	$1,061,575
Stock and Option Awards Adjustment (a)	($9,376,284)
Compensation Actually Paid	($6,962,509)

(a)	For fiscal 2024, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2024	—	—	—	($3,083,136)	($6,293,148)	—	($9,376,284)

Non-PEO NEO Average Total Compensation Amount	$ 1,129,990	$ 1,401,050	$ 1,090,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 687,563	1,467,231	209,927
Adjustment to Non-PEO NEO Compensation Footnote
(7)
In accordance with the requirements of Item 402(v)(2)(iii), when calculating the “average compensation actually paid” for our Other NEOs the following adjustments were made to the amounts reported in the
Summary Compensation Table
above for fiscal 2024. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our Other NEOs as a group during fiscal 2024.

Description	Fiscal 2024 ($)
Average Reported Summary Compensation Total	$1,129,990
Average Change in Pension Value Deduction	—
Average Pension Service Cost Addition	—
Average Prior Pension Service Cost Addition	—
Average Reported Stock and Option Awards Deduction	$285,030
Average Stock and Option Awards Adjustment (a)	($157,397)
Average Compensation Actually Paid to Other NEOs	$687,563

(a)	For fiscal 2024, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2024	$159,097	—	—	($67,898)	($248,596)	—	($157,397)

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return
The following chart shows the relationship between (1) the compensation actually paid to our PEOs and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii)) and (2) the cumulative total shareholder return of the Company for its last three completed fiscal years.

Compensation Actually Paid vs. Net Income
Net Loss
The following chart shows the relationship between (1) the compensation actually paid to our PEOs and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii)) and (2) the net loss of the Company for its last three completed fiscal years.

Total Shareholder Return Amount	$ 7.93	54.23	23.93
Net Income (Loss)	(345,700,000)	(112,260,000)	(256,870,000)
Sima Sistani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,475,350	8,873,418	11,418,410
PEO Actually Paid Compensation Amount	$ (6,962,509)	$ 12,526,695	$ 3,856,790
PEO Name	Ms. Sistani	Ms. Sistani	Ms. Sistani
Mindy Grossman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 1,630,551
PEO Actually Paid Compensation Amount	0	0	$ 1,217,397
PEO Name			Ms. Grossman
Tara Comonte [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	994,487	0	$ 0
PEO Actually Paid Compensation Amount	$ 1,233,162	$ 0	$ 0
PEO Name	Ms. Comonte
PEO | Sima Sistani [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Sima Sistani [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sima Sistani [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sima Sistani [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,376,284)
PEO | Sima Sistani [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sima Sistani [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sima Sistani [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sima Sistani [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,083,136)
PEO | Sima Sistani [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,293,148)
PEO | Sima Sistani [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Sima Sistani [Member] | Reported Stock And Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,061,575)
PEO | Tara Comonte [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,858
PEO | Tara Comonte [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,831
PEO | Tara Comonte [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,027
PEO | Tara Comonte [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tara Comonte [Member] | Reported Stock And Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(546,183)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,397)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,097
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,898)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,596)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Stock And Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (285,030)